Loans and allowance for credit losses - Impaired Loans Average Recorded Investment and Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Average recorded investment
With a related allowance recorded	$ 10,568	$ 4,122
With no related allowance recorded	8,197	7,423
Total impaired loans	18,765	11,545
Interest income recognized (cash basis)
With a related allowance recorded	624	175
With no related allowance recorded	575	418
Total impaired loans	1,199	593
Commercial and industrial
Average recorded investment
With a related allowance recorded	3,349	335
With no related allowance recorded	2,088	1,377
Interest income recognized (cash basis)
With a related allowance recorded	474	121
With no related allowance recorded	201	70
Construction
Average recorded investment
With no related allowance recorded	1,641	1,255
Interest income recognized (cash basis)
With no related allowance recorded	167	74
Residential real estate | 1-to-4 family mortgage
Average recorded investment
With a related allowance recorded	205	170
With no related allowance recorded	963	955
Interest income recognized (cash basis)
With a related allowance recorded	13	9
With no related allowance recorded	68	74
Residential real estate | Residential line of credit
Average recorded investment
With no related allowance recorded	252	123
Interest income recognized (cash basis)
With no related allowance recorded	1	15
Commercial real estate | Owner occupied
Average recorded investment
With a related allowance recorded	658	702
With no related allowance recorded	2,143	1,862
Interest income recognized (cash basis)
With a related allowance recorded	27	43
With no related allowance recorded	133	148
Commercial real estate | Non-owner occupied
Average recorded investment
With a related allowance recorded	6,196	2,915
With no related allowance recorded	1,049	1,313
Interest income recognized (cash basis)
With a related allowance recorded	109	2
With no related allowance recorded	0	7
Consumer and other
Average recorded investment
With a related allowance recorded	0	0
With no related allowance recorded	61	49
Interest income recognized (cash basis)
With a related allowance recorded	0	0
With no related allowance recorded	$ 5	$ 4